Expense Example, No Redemption ((Global Conservative Absolute Return Fund), USD $)	0 Months Ended
Jul. 15, 2013
(Global Conservative Absolute Return Fund - Class A) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 448
Expense Example, No Redemption, 3 Years	774
(Global Conservative Absolute Return Fund - Class C) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	1,870
Expense Example, No Redemption, 3 Years	$ 4,798